Note 5 - Property, Plant and Equipment	12 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
5.
   PROPERTY, PLANT AND EQUIPMENT

The Company commenced
two
capital expenditure projects during the
third
quarter of fiscal
2020.

The
first
project is a building expansion at the Company’s coil processing facility in Hickman, Arkansas. The project will add an additional
22,000
square feet of storage space to the facility. This project was completed subsequent to year-end at an actual cost of approximately
$1,050,000
compared to an original estimated cost of
$1,100,000.

The
second
project involves the purchase and installation of a stretcher leveler coil processing line at the Company’s coil processing facility in Decatur, Alabama. This newly acquired equipment will replace the existing processing equipment at the Decatur plant and will expand both the size range and grade of material that Decatur is able to process. The equipment was purchased from and is being constructed, fabricated and installed by Delta Steel Technologies. In
June 2020,
the existing equipment at the Decatur facility was removed to allow the foundation to be prepared for the installation of the new equipment. At
March 31, 2020,
the book value of the equipment removed was immaterial. The Company currently expects the installation of the new equipment to begin in
October 2020
and expects commercial use of the equipment to begin in
February 2021.
The Company currently estimates the cost of this project to be
$5,800,000.

As of
March 31, 2020,
expenditures related to both of these projects totaled
$3,797,364
with this amount reported as Construction in Process on the Company’s Consolidated Balance Sheet.

At
March 31, 2020,
the Company determined that indicators of impairment were present for the tubular segment’s pipe finishing facility due to inconsistent operating results and uncertainty related to future operations due to the following circumstances. The price of oil plummeted during the fourth
quarter of fiscal
2020
due to OPEC negotiating challenges and COVID-
19
circumstances. This drop in oil price resulted in the drilling rig count reaching all time lows. Additionally, during the fourth
quarter, U.S. Steel announced the idling of its Lone Star Tubular Operations, the pipe finishing facility’s largest historical customer, due to the downturn in the energy industry. The Company performed an impairment review of the facility’s assets and determined the carrying amount of the assets were not
recoverable based on estimated undiscounted cash flows. To establish a fair market value of the assets, certain equipment was valued using the market approach, which involves measuring the value of the assets in an open market exchange. The real property and buildings were valued based on a weighted combination of the market approach and the cost approach. Remaining assets were valued based on their net salvage value. As a result of the review, an impairment loss of
$4,338,419
was recognized due to the carrying amount of the assets exceeding their fair value. An impairment review of the same assets was performed at
March 31, 2019
resulting in an impairment of
$1,723,539.
Significant adverse market conditions, lack of operations and the conclusion that certain assets should be valued according to their net salvage value were the primary factors contributing to the additional impairment loss for fiscal
2020.
After the impairment loss, the threading facility had a book value of
$1,771,450
at
March 31, 2020.

The fair value of the threading facility was determined using Level
3
fair value inputs. Accounting Standards Codification
820
– Fair Value Measurement outlines a
three
-tiered fair value hierarchy related to the inputs used when measuring fair value. Level
1
inputs are quoted prices in an active market for identical assets or liabilities, Level
2
inputs are observable inputs other than quoted prices and Level
3
inputs are unobservable inputs.